Assets pledged, collateral received and assets transferred - Transferred financial assets and the associated liabilities (Details) - GBP (£)	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	£ 188,668,000,000	£ 179,162,000,000
Liabilities carry amount	(116,322,000,000)	(113,149,000,000)
Derivatives [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	68,609,000,000	58,338,000,000
Liabilities carry amount	(68,609,000,000)	(58,338,000,000)
Repurchase agreements [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	52,840,000,000	57,606,000,000
Liabilities carry amount	(35,708,000,000)	(40,717,000,000)
Securities lending [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	49,106,000,000	42,092,000,000
Liabilities carry amount	0	0
Other [member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets, carrying value	18,113,000,000	21,126,000,000
Liabilities carry amount	£ (12,005,000,000)	£ (14,094,000,000)